Income Taxes (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets [Abstract]
Deferred revenue	$ 1,598	$ 838
Accrued expenses	638	535
Net operating loss and tax credit carryforwards	35	211
Lease liability	344	278
Other temporary differences	589	218
Deferred tax asset	3,204	2,080
Deferred tax liabilities:
Property, plant and equipment	(795)	(700)
Right of use assets	(344)	(278)
Undistributed earnings	(1,061)	(875)
Total deferred tax liabilities	(2,200)	(1,853)
Net deferred tax assets	$ 1,004	$ 227